Unit-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Performance Phantom Units Activity
The following table presents information relative to our PPUs.

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at December 31, 2015	136,570	$46.85
Granted	112,345	$15.94
Forfeited	(47,394)	$49.34
Outstanding at December 31, 2016	201,521	$29.03

Schedule of Time-Based Phantom Units Activity
The following table presents information relative to our TPUs.

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at December 31, 2015	55,320	$37.63
Vested	(1,605)	$38.80
Granted	325,470	$12.96
Forfeited	(925)	$38.48
Outstanding at December 31, 2016	378,260	$16.40

Schedule of Unit-based Compensation Expense
The following table presents total unit-based compensation expense:

	Year ended December 31,
	2016	2015	2014
Performance Phantom Units	$634	$1,973	$954
Time-Based Phantom Units	1,359	724	155
Director and other unit grants	474	273	361
Unit Purchase Program	153	13	—
Total compensation expense	$2,620	$2,983	$1,470